4G technology sale to Qualcomm and related agreements (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Proceeds from current borrowings			$ 14,000	$ 9,000
Interest expense			$ 23,728	$ 11,409	$ 10,925
Applicable tax rate			25.00%
FRANCE
Disclosure of transactions between related parties [line items]
Applicable tax rate			25.00%
Monarch2 and Calliope2
Disclosure of transactions between related parties [line items]
Special tax rate			10.00%
Qualcomm Technologies, Inc | Monarch2 and Calliope2
Disclosure of transactions between related parties [line items]
Proceeds from sale of intangible and tangible assets	$ 200,000
Provisions for employee benefits	700
Proceeds from current borrowings	3,000
Interest expense	12
Escrow payment	10,000
Cash received	$ 172,000
Gain on sale of assets			$ 153,100
Assets sold			$ 18,400
Qualcomm Technologies, Inc | IP of Monarch2
Disclosure of transactions between related parties [line items]
Proceeds from sale of intangible and tangible assets		$ 15,000